SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Apr. 30, 2024	Apr. 30, 2023
Deferred tax assets:
Loss carryforwards	$ 6,298,000	$ 3,049,000
Stock options	7,606,000	8,454,000
Capital loss carryforward/Disposal	186,000	11,039,000
Related party accruals	1,013,000	1,001,000
Inventory reserve	63,000	133,000
Interest deferral	223,000	221,000
Start-up costs	66,000	81,000
Other	138,000	131,000
Valuation allowance	(15,593,000)	(24,109,000)
Net deferred tax assets
ISRAEL
Deferred tax assets:
Loss carryforwards	295,000	241,000
Research and development costs	(113,000)	(113,000)
Start-up costs
Valuation allowance	(182,000)	(128,000)
Net deferred tax assets